INVESTMENT PROPERTIES - Minimum rental commitments payable on non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 2,795,504
2023
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	413,975
2024
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	365,694
2025
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	338,939
2026
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	298,168
2027
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	267,601
2028 and thereafter
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 1,111,127